Segments of Business and Geographic Areas (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 28, 2014		Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 29, 2013		Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012
Segment Reporting Information [Line Items]
Concentration Risk, Percentage											11.00%		10.00%
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related	$ 325		$ 167	$ 144	$ 118	$ 181		$ 122	$ 122	$ 258
Gain (Loss) on Sale of Assets and Asset Impairment Charges			1,900								2,383		113		908
Litigation Settlement, Expense	692		285	276		506		872	375	529	1,253		2,276		1,218
Other Asset Impairment Charges															909
Research and Development in process impairment charge	156					338		178			178		580		1,163
Recall Program			126			134
Other Selling and Marketing Expense			220
other adjustments													98
Long-Lived Assets	64,042	[1]				66,463	[1]				64,042	[1]	66,463	[1]	66,374	[1]
Corporate and Other [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related															200
Consumer [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Litigation Settlement, Expense											87
Other Asset Impairment Charges															264
Gain (Loss) on Disposition of Other Assets													55
Pharmaceutical [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Litigation Settlement, Expense											259		301		658
Other Asset Impairment Charges															499
Research and Development in process impairment charge											147		514		1,111
Other Selling and Marketing Expense											220
other adjustments													43
Medical Devices [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related											754		683		795
Gain (Loss) on Sale of Assets and Asset Impairment Charges											1,899
Litigation Settlement, Expense											907		1,975		560
Other Asset Impairment Charges															146
Research and Development in process impairment charge											31		66		52
Recall Program											126		251		110
Property, Plant and Equipment [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Long-Lived Assets	16,126					16,710					16,126		16,710		16,097
Other Intangible Assets [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Long-Lived Assets	$ 49,054					$ 50,745					$ 49,054		$ 50,745		$ 51,176

[1]	Long-lived assets include property, plant and equipment, net for 2014, 2013 and 2012 of $16,126, $16,710 and $16,097, respectively, and intangible assets and goodwill, net for 2014, 2013 and 2012 of $49,054, $50,745 and $51,176, respectively.